CASH, CASH EQUIVALENTS, AND RESTRICTED CASH (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restricted Cash and Investments [Abstract]
Schedule of restricted cash and cash equivalents
Cash, cash equivalents, and restricted cash as reported within the accompanying Condensed Consolidated Balance Sheets as of March 31, 2025 and December 31, 2024 was as follows:

	March 31, 2025	December 31, 2024
Cash and cash equivalents	$16,553	$17,011
Restricted cash, current	487	476
Restricted cash, non-current	174	180

Total cash, cash equivalents, and restricted cash	$17,214	$17,667

A summary of the Company’s restricted cash included in the accompanying Consolidated Balance Sheets as of December 31, 2024 and 2023 was as follows:

	As of December 31,
	2024	2023
Cash and cash equivalents	$17,011	$22,611
Restricted cash, current	476	354
Restricted cash, non-current	180	205

Total cash, cash equivalents, and restricted cash	$17,667	$23,170